                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21669

                      Cohen & Steers VIF Realty Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Adam M. Derechin
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.



--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.


July 28, 2005

To Our Shareholders:

    We are pleased to submit to you our report for the quarter and period ended June 30, 2005. The net asset value at that date was $11.15. In addition, a regular dividend of $0.05 was declared for shareholders of record on June 23, 2005 and was paid on June 24, 2005.(a)

INVESTMENT REVIEW

    For the quarter, the Cohen & Steers VIF Realty Fund had a total return, based on income and change in net asset value, of 14.3%. This compares to the NAREIT Equity REIT Index's(b) total return of 14.5%. For the period March 4, 2005 (commencement of operations) through June 30, 2005, the fund's total return was 12.0%, compared to NAREIT's 9.4%.

    In recent months, we suggested that negative sentiment in the market for REIT shares, as manifested in the peaking of short interest in the REIT index trading vehicles, was a bullish contrarian indicator and that REIT shares were trading at or below the value of their underlying real estate assets -- not above, as Wall Street analysts had almost unanimously suggested. Additionally, for quite some time, we have discussed our view that the risk-adjusted returns of real estate would continue to be relatively attractive in a low return environment. Recent events have validated all of these beliefs. During the quarter, continued momentum in the recovery of real estate fundamentals and REIT earnings, and a flurry of merger and buyout activity, drove REIT share prices to new highs. Buyout activity reached a crescendo in June as Catellus, Gables Residential and CRT Properties all announced that they were being acquired.

-------------------
(a) Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year.
(b) The NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole.

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                                       1

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                      COHEN & STEERS VIF REALTY FUND, INC.

    The table below illustrates major REIT buyout activity over the last year:

                          REIT M&A PRICES EXCEED NAVS

                                                                                  Target            Target
                                                                Total          Pre-announce      Pre-announce
                                            Property         Transaction          NAV per         Price per     Offer Price
Announced        Acquirer/Target              Type         Value (billion)         Share            Share        per Share
---------  ---------------------------   ---------------   ---------------   -----------------   ------------    ---------
08/20/04      General Growth/Rouse            Mall              $12.6        $  39.00 - $45.25      $50.61        $67.50
10/04/04          Camden/Summit             Apartment           $ 1.9        $  19.81 - $26.75      $27.84        $31.37
10/25/04      Colonial/Cornerstone          Apartment           $ 1.5        $   7.75 - $ 9.00      $10.07        $10.80
12/19/04         Centro/Kramont          Shopping Center        $ 1.2        $  18.00 - $20.00      $20.80        $23.50
06/06/05        ProLogis/Catellus          Industrial           $ 4.9        $  26.00 - $30.24      $29.24        $33.80
06/07/05       ING Clarion/Gables           Apartment           $ 2.8        $  31.39 - $43.00      $38.12        $43.50
06/17/05   DRA Advisors/CRT Properties       Office             $ 1.7        $  19.50 - $20.60      $24.09        $27.80
---------                                                       -----
AVERAGE/TOTAL                                                   $26.6
                                                                -----
                                                                -----

             Offer Price     PERCENT DIFFERENCE
             Premium to        BETWEEN OFFER
            Pre-announce      PRICE & MIDPOINT    Implied
Announced  Price per Share      NAV ESTIMATE      Cap Rate
---------  ---------------      ------------      --------
08/20/04         33.4%              62.2%            5.7%
10/04/04         12.7%              34.8%            5.8%
10/25/04          7.2%              29.0%            6.5%
12/19/04         13.0%              23.7%            6.9%
06/06/05         15.6%              20.2%            6.1%
06/07/05         14.1%              17.0%            5.8%
06/17/05         15.4%              38.7%            7.1%
---------       -----              -----            ----
AVERAGE/T        15.9%              32.2%            6.3%
                -----              -----            ----
                -----              -----            ----

    Several observations are worth noting. These seven buyouts were sizeable, totaling approximately $27 billion in value across all four 'core' property types: retail, apartment, industrial and office. Several of these deals were public-to-public mergers while others were leveraged buyouts by private sponsors backed by major institutional sources -- in other words, the acquirers were all highly credible and sophisticated. In our view, the debt providers for these transactions have also validated the real estate asset pricing implied by these deals. On average, the implied capitalization rate (the current income generated by these properties compared to the price paid for the investment) for these sales was 6.3%, consistent with the high quality single property transactions that we observe in the private marketplace but certainly lower than the capitalization rate regime that existed for many years. Finally, these deals were all struck at significant premiums to the pre-announcement target stock prices -- ranging from 7.2% to 33.4%.

    Perhaps even more interesting for the rest of the REIT market, all of these deals were struck at prices above the commonly perceived value of the target company's real estate net asset value (NAV). In every instance, the deal price was greater than most, if not all the published analyst estimates of NAV. These deals implied lower capitalization rates for major real estate assets than any of the Wall Street analysts had heretofore been willing to use, even though similar implied capitalization rates had been observed in the private market for some time. As a result, many Wall Street analysts who had been negative on the REIT sector for most of the previous three years, and who fostered a sense of disbelief among many investors, turned more positive on the REIT group, lowering their assumed capitalization rates and boosting their NAV estimates. In short, although there was near unanimity among REIT pundits that the stocks had been expensive, the evidence above suggests that they certainly were not.

    Although economic data points indicating a moderating pace of growth have become more common, we continue to believe that the economy is fundamentally healthy and that any short-term moderation in economic growth will not meaningfully disturb the forward momentum in occupancies and rents for most property types in most areas of the country. Accordingly, two of the best performing property sectors in the quarter were the regional mall and apartment sectors, delivering 21% and 17% total returns, respectively. Driven by continued strong

--------------------------------------------------------------------------------
                                       2

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                      COHEN & STEERS VIF REALTY FUND, INC.

economic growth, these two sectors led the REIT group as rent and occupancy gains continued to gather momentum. Our stock selection in apartment, office, shopping center and industrial sectors, as well as our overweight in the regional mall sector, were the most significant contributors to our relative performance during the quarter. Our investment discipline, which balances both the consideration of underlying real estate asset value and future cash flow growth prospects, has continued to steer us in the right direction in the search for value in the REIT sector.

    Manufactured housing was the worst performing property sector. It continues to lag the others as a fundamental recovery has not yet become visible enough to excite investors. While the for-sale housing boom is indirectly benefiting the apartment sector by constraining supply of new rental apartments via condo conversions, there has been no such ancillary impact on the manufactured home sector. The hotel sector also trailed the overall REIT market, as concerns about slowing economic growth tempered enthusiasm for this cyclical sector. Our stock selection in this property sector was the largest detractor from our relative performance.

INVESTMENT OUTLOOK

    In the mid to late 1990s, real estate company share prices as a group consistently traded at large premiums to NAV -- up to 30% for the REIT group as a whole. The public market's perception of the value and growth prospects of real estate assets was clearly ahead of that of the private market, and this enabled massive amounts of assets to flow from private to public ownership. REITs were, in fact, the marginal buyers of most large real estate assets during this time period, and REIT market capitalization expanded dramatically through IPOs and secondary offerings of existing companies.

    Today, the public market and private market views of real estate value are much more closely aligned, as evidenced by the fact that most commentators see REIT valuations as closer than many had realized to private market NAV. This has profound implications for the way the real estate stock cycle will evolve, in our opinion.

    We believe that assets will continue to flow from private to public hands as skilled public players seek out selective, strategic acquisition and development opportunities and as the moderate but steady and disciplined pace of IPO activity continues. Additionally, we think that current strong investor interest in REITs' investment attributes, as well as the improved outlook on the sector by analysts offer an attractive environment for companies to utilize secondary stock offerings in order to finance these activities. However, if private market values continue to be strong as well, as we expect, REIT equity issuance should not get out of hand as it did during the latter stages of the REIT stock cycle in the late 1990s. The large premiums to asset value that resulted in many instances in undisciplined equity issuance contributed significantly to the severity of the downturn in REIT share prices in 1998 and 1999.

    We also believe that assets will continue to flow from public to private and from public to public -- as public companies that can neither create value for shareholders nor achieve an attractive valuation are taken private or merged into other public companies. Again, the converging views of real estate asset value by both private and public capital markets, in conjunction with continued strong private market demand for real estate assets can

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

potentially serve as a governor on REIT stock prices -- helping to guard against the massive discounts to asset value that persisted in late 1999 and 2000 in the aftermath of the REIT bear market.

    Our investment outlook and strategy continues to be predicated on the beliefs that the U.S. economy will continue to expand, the Federal Reserve is nearing the end of the monetary tightening cycle, and that most property sectors will continue to realize improving occupancies and rental rates. We have focused the portfolio on those sectors that we believe are benefiting most from the cyclical recovery in occupancies and rents: office, self storage, hotel and certain segments of the apartment market (including student housing). We have trimmed some retail holdings based on less attractive relative valuation, according to our proprietary valuation model, as this sector's fundamentals stay steady while others' improve. The rally in the second quarter, combined with the dynamics of the merger environment, has created many shifts in relative valuation for individual companies, and we continually rebalance the portfolio to capture those shifts.

    In closing, while REIT share prices continue to perform well, and valuations inch higher, we believe that in a low return environment, with fundamentals improving and the interaction between private and public real estate increasing, REITs can continue to provide attractive investment returns.

Sincerely,


             MARTIN COHEN                      ROBERT H. STEERS

             MARTIN COHEN                      ROBERT H. STEERS
             Co-chairman                       Co-chairman

                              JAMES S. CORL

                              JAMES S. CORL
                              Portfolio Manager


--------------------------------------------------------------------------------
                                       4

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                      COHEN & STEERS VIF REALTY FUND, INC.

                                EXPENSE EXAMPLE
                                  (UNAUDITED)

    As a shareholder of the fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/04/05 - 06/30/05.

                                ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                             BEGINNING          ENDING         DURING PERIOD(a)
                                           ACCOUNT VALUE    ACCOUNT VALUE     MARCH 4, 2005 -
                                           MARCH 4, 2005    JUNE 30, 2005      JUNE 30, 2005
                                           -------------    -------------      -------------
Actual (12.00% return)...................    $1,000.00        $1,120.00            $5.18
Hypothetical (5% annual return before
  expenses)..............................    $1,000.00        $1,011.41            $4.92

-------------------
(a) Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 119/365 (to reflect the fiscal year-to-date period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratio would have been 31.74%

--------------------------------------------------------------------------------
                                       5

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                      COHEN & STEERS VIF REALTY FUND, INC.

                                 JUNE 30, 2005
                                TOP TEN HOLDINGS
                                  (UNAUDITED)

                                                                 MARKET       % OF
                                                                  VALUE    NET ASSETS
     SECURITY                                                    -------   ----------
 1.  Boston Properties.........................................  $85,330      5.18%
 2.  Simon Property Group......................................   82,856      5.03
 3.  Vornado Realty Trust......................................   71,074      4.31
 4.  AvalonBay Communities.....................................   68,438      4.15
 5.  Brookfield Properties.....................................   66,413      4.03
 6.  Pan Pacific Retail Properties.............................   59,742      3.63
 7.  AMB Property Corp.........................................   54,982      3.34
 8.  Shurgard Storage Centers..................................   53,405      3.24
 9.  Equity Residential........................................   52,947      3.21
10.  Equity Office Properties Trust............................   52,331      3.18

                                SECTOR BREAKDOWN
                             (BASED ON NET ASSETS)
                                  (UNAUDITED)



                                   [PIE CHART]

                Office & Industrial                        34.10%
                Shopping Center                            21.60%
                Residential                                15.22%
                Other Assets in Excess of Liabilities      11.29%
                Self Storage                                6.27%
                Hotel                                       5.09%
                Diversified                                 4.31%
                Health Care                                 2.12%


--------------------------------------------------------------------------------
                                       6

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                      COHEN & STEERS VIF REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER       VALUE
                                                              OF SHARES    (NOTE 1)
                                                              ---------   ----------
EQUITIES                                             88.71%
    DIVERSIFIED                                       4.31%
         Vornado Realty Trust...............................      884     $   71,074
                                                                          ----------
    HEALTH CARE                                       2.12%
         Ventas.............................................    1,157         34,941
                                                                          ----------
    HOTEL                                             5.09%
         Hilton Hotels Corp.................................      900         21,465
         Host Marriott Corp.................................    1,770         30,975
         Starwood Hotels & Resorts Worldwide................      538         31,511
                                                                          ----------
                                                                              83,951
                                                                          ----------
    INDUSTRIAL                                        8.35%
         AMB Property Corp..................................    1,266         54,982
         Catellus Development Corp..........................      986         32,341
         ProLogis...........................................    1,248         50,219
                                                                          ----------
                                                                             137,542
                                                                          ----------
    OFFICE                                           25.75%
         American Financial Realty Trust....................    1,900         29,222
         Arden Realty.......................................      889         31,986
         BioMed Realty Trust................................    1,200         28,620
         Boston Properties..................................    1,219         85,330
         Brookfield Properties Corp.........................    2,306         66,413
         Equity Office Properties Trust.....................    1,581         52,331
         HRPT Properties Trust..............................    1,100         13,673
         Kilroy Realty Corp.................................      630         29,919
         Maguire Properties.................................    1,300         36,842
         Prentiss Properties Trust..........................      500         18,220
         SL Green Realty Corp...............................      492         31,734
                                                                          ----------
                                                                             424,290
                                                                          ----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       7

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                      COHEN & STEERS VIF REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER       VALUE
                                                              OF SHARES    (NOTE 1)
                                                              ---------   ----------
    RESIDENTIAL -- APARTMENT                         15.22%
         Apartment Investment & Management Co...............      986     $   40,347
         Archstone-Smith Trust..............................      744         28,733
         AvalonBay Communities..............................      847         68,438
         BRE Properties.....................................      963         40,302
         Equity Residential.................................    1,438         52,947
         Post Properties....................................      556         20,077
                                                                          ----------
                                                                             250,844
                                                                          ----------
    SELF STORAGE                                      6.27%
         Public Storage.....................................      789         49,904
         Shurgard Storage Centers...........................    1,162         53,405
                                                                          ----------
                                                                             103,309
                                                                          ----------
    SHOPPING CENTER                                  21.60%
       COMMUNITY CENTER                               7.44%
         Developers Diversified Realty Corp.................      802         36,860
         Federal Realty Investment Trust....................      440         25,960
         Pan Pacific Retail Properties......................      900         59,742
                                                                          ----------
                                                                             122,562
                                                                          ----------
       REGIONAL MALL                                 14.16%
         General Growth Properties..........................      808         33,201
         Macerich Co........................................      575         38,554
         Mills Corp.........................................      685         41,641
         Simon Property Group...............................    1,143         82,856
         Taubman Centers....................................    1,085         36,988
                                                                          ----------
                                                                             233,240
                                                                          ----------
         TOTAL SHOPPING CENTER                                               355,802
                                                                          ----------
TOTAL INVESTMENTS (Identified cost -- $1,361,071)...   88.71%               1,461,753
OTHER ASSETS IN EXCESS OF LIABILITIES...............   11.29%                 185,989
                                                       -----              ----------
NET ASSETS (Equivalent to $11.15 per share based on
  147,776 shares of capital stock outstanding)......  100.00%              $1,647,742
                                                      ------               ----------
                                                      ------               ----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       8

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                      COHEN & STEERS VIF REALTY FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
       cost -- $1,361,071) (Note 1).........................  $1,461,753
    Cash....................................................     168,762
    Receivable due from advisor.............................      62,685
    Receivable for fund shares sold.........................      60,935
    Dividends receivable....................................       6,342
                                                              ----------
         Total Assets.......................................   1,760,477
                                                              ----------
LIABILITIES:
    Payable for investment securities purchased.............      54,883
    Payable for fund shares redeemed........................       8,339
    Payable to investment advisor...........................       1,762
    Payable for distribution fees...........................         507
    Payable to administrator................................          42
    Other liabilities.......................................      47,202
                                                              ----------
         Total Liabilities..................................     112,735
                                                              ----------
NET ASSETS applicable to 147,776 shares of $0.001 par value
  common stock outstanding..................................  $1,647,742
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE:
    ($1,647,742[div]147,776 shares outstanding).............  $    11.15
                                                              ----------
                                                              ----------
NET ASSETS consist of:
    Paid-in capital.........................................  $1,548,181
    Dividends in excess of net investment income............      (2,794)
    Undistributed net realized gain on investments..........       1,673
    Net unrealized appreciation on investments..............     100,682
                                                              ----------
                                                              $1,647,742
                                                              ----------
                                                              ----------

                See accompanying notes to financial statements.
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                                       9

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                      COHEN & STEERS VIF REALTY FUND, INC.

                            STATEMENT OF OPERATIONS
        FOR THE PERIOD MARCH 4, 2005(a) THROUGH JUNE 30, 2005 (UNAUDITED)

Investment Income (Note 1):
    Dividend income (net of $33 of foreign withholding
      tax)..................................................   $  6,928
    Interest income.........................................        100
                                                               --------
         Total Income.......................................      7,028
                                                               --------
Expenses:
    Professional fees.......................................     28,441
    Directors' fees and expenses (Note 2)...................     16,884
    Reports to shareholders.................................      7,854
    Custodian fees and expenses.............................      4,773
    Transfer agent fees.....................................      3,152
    Investment advisory fees (Note 2).......................      1,762
    Administration fees (Note 2)............................      1,231
    Distribution fees (Note 2)..............................        507
    Miscellaneous...........................................      1,190
                                                               --------
         Total Expenses.....................................     65,794
    Reduction of Expenses (Note 2)..........................    (62,685)
                                                               --------
         Net Expenses.......................................      3,109
                                                               --------
Net Investment Income.......................................      3,919
                                                               --------
Net Realized and Unrealized Gain on Investments:
    Net realized gain on investments........................      1,673
    Net change in unrealized appreciation on investments....    100,682
                                                               --------
         Net realized and unrealized gain on investments....    102,355
                                                               --------
Net Increase in Net Assets Resulting from Operations........   $106,274
                                                               --------
                                                               --------

-------------------
(a) Commencement of operations.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       10

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                      COHEN & STEERS VIF REALTY FUND, INC.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                  FOR THE PERIOD
                                                                  MARCH 4, 2005(a)
                                                                      THROUGH
                                                                   JUNE 30, 2005
                                                                  ---------------
Change in Net Assets:
    From Operations:
         Net investment income..............................        $    3,919
         Net realized gain on investments...................             1,673
         Net change in unrealized appreciation on
            investments.....................................           100,682
                                                                    ----------
              Net increase in net assets resulting from
                operations..................................           106,274
                                                                    ----------
    Dividends to Shareholders from Net Investment Income
       (Note 1).............................................            (6,713)
                                                                    ----------
    Capital Stock Transactions (Note 5):
         Increase in net assets from fund share
            transactions....................................         1,448,181
                                                                    ----------
              Total increase in net assets..................         1,547,742
    Net Assets:
         Beginning of period................................           100,000
                                                                    ----------
         End of period(b)...................................        $1,647,742
                                                                    ----------
                                                                    ----------

-------------------
(a) Commencement of operations.
(b) Includes dividends in excess of net investment income of $2,794.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11

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                      COHEN & STEERS VIF REALTY FUND, INC.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                              FOR THE PERIOD
                                                              MARCH 4, 2005(a)
                                                                  THROUGH
PER SHARE OPERATING PERFORMANCE:                               JUNE 30, 2005
--------------------------------                              ---------------
Net asset value, beginning of period........................      $ 10.00
                                                                  -------
Income from investment operations:
    Net investment income(b)................................         0.07
    Net realized and unrealized gain on investments.........         1.13
                                                                  -------
        Total income from investment operations.............         1.20
                                                                  -------
Less dividends to shareholders from net investment income...        (0.05)
                                                                  -------
        Net increase in net assets..........................         1.15
                                                                  -------
Net asset value, end of period..............................      $ 11.15
                                                                  -------
                                                                  -------
-------------------------------------------------------------------------
Total investment return(c)..................................        12.00%
                                                                  -------
                                                                  -------
-------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).....................      $   1.6
                                                                  -------
                                                                  -------
Ratio of expenses to average daily net assets (before
  expense reduction)(d).....................................        31.74%
                                                                  -------
                                                                  -------
Ratio of expenses to average daily net assets (net of
  expense reduction)(d).....................................         1.50%
                                                                  -------
                                                                  -------
Ratio of net investment income to average daily net assets
  (before expense reduction)(d).............................       (28.35%)
                                                                  -------
                                                                  -------
Ratio of net investment income to average daily net assets
  (net of expense reduction)(d).............................         1.89%
                                                                  -------
                                                                  -------
Portfolio turnover rate(c)..................................         0.00%
                                                                  -------
                                                                  -------

-------------------
(a) Commencement of operations.
(b) Calculated based on the average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers VIF Realty Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on November 10, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund had no operations until December 23, 2004 when it sold 10,000 shares for $100,000 to Cohen & Steers Capital Management, Inc. Investment operations commenced on March 4, 2005. Fund shares are offered only to separate accounts established by participating insurance companies to fund variable annuity contracts. The fund's investment objective is total return.

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

    Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

    Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

    The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

    To the extent the fund holds securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

    Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

    Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the period ended June 30, 2005, the advisor considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from GAAP.

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees: Cohen & Steers Capital Management, Inc. (the advisor) serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly at the annual rate of 0.85% of the average daily net assets of the fund up to and including $1.5 billion and 0.75% of the average daily net asset above $1.5 billion.

    For the period March 4, 2005 (commencement of operations) through June 30, 2005 and through December 31, 2005, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.50%.

    Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly at the annual rate of 0.02% of the fund's average daily net assets. For the period March 4, 2005 (commencement of operations) through June 30, 2005, the fund paid the advisor $42 in fees under this administration agreement.

    Distribution Fees: The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may pay Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor, a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the fund.

    Directors' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the manager. None of the directors and officers so affiliated received compensation from the fund for their services.

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the period March 4, 2005 (commencement of operations) through June 30, 2005 totaled $1,362,609 and $11, respectively.

NOTE 4. INCOME TAX INFORMATION

    At June 30, 2005, the cost of investments and net unrealized appreciation/(depreciation), for federal income tax purposes were as follows:

Aggregate cost.....................................  $1,361,071
                                                     ----------
                                                     ----------
Gross unrealized appreciation......................  $  101,118
Gross unrealized depreciation......................  $     (436)
                                                     ----------
Net unrealized appreciation........................  $  100,682
                                                     ----------
                                                     ----------

NOTE 5. CAPITAL STOCK

    The fund is authorized to issue 200 million shares of capital stock at a par value of $0.001 per share. The Board of Directors of the fund is authorized to reclassify and issue any unissued shares of the fund without shareholder approval. At June 30, 2005, the advisor owned 10,000 shares of the fund. Transactions in fund shares were as follows:

                                                     FOR THE PERIOD
                                                     MARCH 4, 2005(a)
                                                        THROUGH
                                                     JUNE 30, 2005
                                                  --------------------
                                                  SHARES      AMOUNT
                                                  -------   ----------
Sold............................................  144,276   $1,520,710
Issued as reinvestment of dividends.............       45          500
Redeemed........................................   (6,545)     (73,029)
                                                  -------   ----------
Net increase....................................  137,776   $1,448,181
                                                  -------   ----------
                                                  -------   ----------

-------------------
(a) Commencement of operations.

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

                                  TOTAL RETURN
                    (PERIOD ENDED JUNE 30, 2005) (UNAUDITED)

                                SINCE INCEPTION
                                    (3/4/05)
                                    -------
                                     12.00%

    The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our website at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions on the redemption of fund shares.

    Through December 31, 2005, the fund's advisor has contractually agreed to waive certain fees and/or reimburse the fund for expenses. Absent such arrangements, returns would have been lower. In addition, the performance quoted does not reflect any charges that may be imposed on contract owners by the insurance company separate accounts through which they invest. If these additional charges were included, returns would have been lower.

                               OTHER INFORMATION

    A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

    The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's
Forms N-Q are available (i) without charge, upon request by calling 1-800-330-7348, or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

    Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each fiscal year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

               MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:


                 FOR TOTAL RETURN:                                  FOR TOTAL RETURN:

                  COHEN & STEERS                                     COHEN & STEERS
                  REALTY SHARES                                INSTITUTIONAL REALTY SHARES

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INSTITUTIONAL INVESTORS SEEKING
    RETURN, INVESTING PRIMARILY IN REITS                MAXIMUM TOTAL RETURN, INVESTING PRIMARILY IN
    SYMBOL: CSRSX                                       REITS
                                                        SYMBOL: CSRIX

             FOR HIGH CURRENT INCOME:                           FOR CAPITAL APPRECIATION:

                  COHEN & STEERS                                     COHEN & STEERS
                REALTY INCOME FUND                                  REALTY FOCUS FUND

    DESIGNED FOR INVESTORS SEEKING HIGH CURRENT         DESIGNED FOR INVESTORS SEEKING MAXIMUM CAPITAL
    INCOME, INVESTING PRIMARILY IN REITS                APPRECIATION, INVESTING IN A LIMITED NUMBER OF
    SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX                 REITS AND OTHER REAL ESTATE SECURITIES
                                                        SYMBOLS: CSFAX, CSFBX, CSFCX, CSSPX

                 FOR TOTAL RETURN:                                  FOR TOTAL RETURN:

                  COHEN & STEERS                                     COHEN & STEERS
             INTERNATIONAL REALTY FUND                                UTILITY FUND

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL
    RETURN, INVESTING PRIMARILY IN INTERNATIONAL        RETURN, INVESTING PRIMARILY IN UTILITIES
    REAL ESTATE SECURITIES                              SYMBOLS: CSUAX, CSUBX, CSUCX, CSUIX
    SYMBOLS: IRFAX, IRFCX, IRFIX

               FOR MORE INFORMATION ABOUT ANY COHEN & STEERS FUND
                OR TO OBTAIN A PROSPECTUS PLEASE CONTACT US AT:
          1-800-330-7348, OR VISIT OUR WEB SITE AT COHENANDSTEERS.COM

 PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE
    FUND CAREFULLY  BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER
                           INFORMATION ABOUT THE FUND.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                     COHEN & STEERS SECURITIES, LLC, DISTRIBUTOR

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.

OFFICERS AND DIRECTORS                 KEY INFORMATION

Robert H. Steers                       INVESTMENT ADVISOR
Director and co-chairman               Cohen & Steers Capital Management, Inc.
                                       757 Third Avenue
Martin Cohen                           New York, NY 10017
Director and co-chairman               (212) 832-3232

Bonnie Cohen                           FUND SUBADMINISTRATOR AND CUSTODIAN
Director                               State Street Bank and Trust Company
                                       225 Franklin Street
George Grossman                        Boston, MA 02110
Director
                                       TRANSFER AGENT
Richard E. Kroon                       Boston Financial Data Services, Inc.
Director                               66 Brooks Drive
                                       Braintree, MA 02184
Richard J. Norman                      (800) 437-9912
Director
                                       LEGAL COUNSEL
Frank K. Ross                          Simpson Thacher & Bartlett LLP
Director                               425 Lexington Avenue
                                       New York, NY 10017
Willard H. Smith Jr.
Director                               DISTRIBUTOR
                                       Cohen & Steers Securities, LLC
C. Edward Ward, Jr.                    757 Third Avenue
Director                               New York, NY 10017

Adam M. Derechin                       Nasdaq Symbol: CSRVX
President and chief executive officer
                                       Web site: cohenandsteers.com
Joseph M. Harvey
Vice president                         This report is authorized for delivery
                                       only to shareholders of Cohen & Steers
James S. Corl                          VIF Realty Fund, Inc. unless
Vice president                         accompanied or preceded by the
                                       delivery of a currently effective
Lawrence B. Stoller                    prospectus setting forth details of
Secretary                              the fund. Past performance is of
                                       course no guarantee of future results
Jay J. Chen                            and your investment may be worth more
Treasurer                              or less at the time you sell.

John E. McLean
Chief compliance officer and assistant
secretary


--------------------------------------------------------------------------------
                                       19

COHEN & STEERS
---------------
VIF REALTY FUND






SEMIANNUAL REPORT
JUNE 30, 2005




COHEN & STEERS
VIF REALTY FUND, INC.
757 THIRD AVENUE
NEW YORK, NY 10017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.

         By: /s/ Adam M. Derechin
             -------------------------------
                 Name: Adam M. Derechin
                 Title: President and Chief Executive Officer

         Date: August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Adam M. Derechin
             -------------------------------
                 Name: Adam M. Derechin
                 Title: President and Chief Executive Officer
                        (principal executive officer)

         By: /s/ Jay J. Chen
             ----------------------------------------
                 Name: Jay J. Chen
                 Title: Treasurer
                        (principal financial officer)


         Date: August 25, 2005






                             STATEMENT OF DIFFERENCES

The division sign shall be expressed as....................................[div]
The section symbol shall be expressed as................................... 'SS'